Period Available to Offset Future Taxable Income in Each Tax Jurisdiction (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
Within 5 years	¥ 2,680
6 to 20 years	68,628
Indefinite periods	17,619
Total	¥ 88,927